SCHEDULE OF INVESTMENTS

Natural Resources (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Materials – 2.6%
BHP Group plc	91	$1,411

Total Australia - 2.6%		$1,411

Brazil
Materials – 1.0%
Companhia Vale de Rio Doce ADR	65	541

Total Brazil - 1.0%		$541

Canada
Industrials – 3.5%
Canadian Pacific Railway Ltd.	9	1,917

Materials – 13.0%
Agnico-Eagle Mines Ltd.	33	1,294
Barrick Gold Corp.	174	3,196
Franco-Nevada Corp.	13	1,319
Wheaton Precious Metals Corp.	47	1,305

		7,114

Total Canada - 16.5%		$9,031

France
Energy – 2.1%
Total S.A. ADR	31	1,172

Materials – 1.5%
L Air Liquide S.A.	7	836

Total France - 3.6%		$2,008

Hong Kong
Materials – 0.0%
China Metal Recycling (Holdings) Ltd.(A)(B)	1,900	—	*

Total Hong Kong - 0.0%		$—	*

India
Energy – 1.9%
Reliance Industries Ltd.	71	1,035

Total India - 1.9%		$1,035

Portugal
Energy – 2.5%
Galp Energia SGPS S.A., Class B	118	1,347

Total Portugal - 2.5%		$1,347

South Africa
Materials – 1.6%
Mondi plc	51	857

Total South Africa - 1.6%		$857

United Kingdom
Materials – 4.5%
Croda International plc	14	753
Rio Tinto plc	38	1,738

		2,491

Total United Kingdom - 4.5%		$2,491

United States
Energy – 25.2%
Cabot Oil & Gas Corp.	69	1,191
Chevron Corp.	15	1,078
Concho Resources, Inc.	22	931
ConocoPhillips	27	842
Diamondback Energy, Inc.	24	636

Enterprise Products Partners L.P.	45	644
EOG Resources, Inc.	31	1,110
Magellan Midstream Partners L.P.	27	986
Marathon Petroleum Corp.	58	1,377
ONEOK, Inc.	24	525
Parsley Energy, Inc., Class A	72	411
Phillips 66	38	2,064
Valero Energy Corp.	37	1,681
WPX Energy, Inc.(A)	113	345

		13,821

Industrials – 5.6%
Union Pacific Corp.	12	1,745
Waste Management, Inc.	14	1,295

		3,040

Information Technology – 1.2%
Enphase Energy, Inc.(A)(C)	20	645

Materials – 16.9%
Air Products and Chemicals, Inc.	7	1,405
Albemarle Corp.(C)	5	255
Avery Dennison Corp.	8	862
FMC Corp.	9	735
Graphic Packaging Holding Co.	66	809
LyondellBasell Industries N.V., Class A	9	470
Packaging Corp. of America	13	1,172
PPG Industries, Inc.	14	1,135
Sherwin-Williams Co. (The)	3	1,348
Southern Copper Corp.	38	1,068

		9,259

Utilities – 2.1%
Atmos Energy Corp.	12	1,157

Total United States - 51.0%		$27,922

TOTAL COMMON STOCKS – 85.2%		$46,643

(Cost: $75,864)
SHORT-TERM SECURITIES

Money Market Funds(D) – 14.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.310%	7,296	7,296

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.390%(E)	703	703

		7,999

TOTAL SHORT-TERM SECURITIES – 14.6%		$7,999

(Cost: $7,999)
TOTAL INVESTMENT SECURITIES – 99.8%		$54,642

(Cost: $83,863)
CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		98

NET ASSETS – 100.0%		$54,740

Notes to Schedule of Investments

  * Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Securities whose value was determined using significant unobservable inputs.

(C)All or a portion of securities with an aggregate value of $688 are on loan.

(D)Rate shown is the annualized 7-day yield at March 31, 2020.

(E)Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at March 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	4,563	U.S. Dollar	5,060	4-14-20	Morgan Stanley International	$25	$—
British Pound	5,702	U.S. Dollar	7,201	4-14-20	UBS AG	117	—
Canadian Dollar	1,263	U.S. Dollar	916	4-14-20	UBS AG	19	—

						$161	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$14,993	$2,382	$—
Industrials	4,957	—	—
Information Technology	645	—	—
Materials	16,914	5,595	—	*
Utilities	1,157	—	—

Total Common Stocks	$38,666	$7,977	$—	*
Short-Term Securities	7,999	—	—

Total	$46,665	$7,977	$—	*

Forward Foreign Currency Contracts	$—	$161	$—

During the period ended March 31, 2020, there were no transfers in or out of level 3.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$83,863

Gross unrealized appreciation	1,162
Gross unrealized depreciation	(30,383)

Net unrealized depreciation	$(29,221)